PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	December 31,
	2014	2013
	US$	US$
Buildings	1,384,609	1,405,723
Land use rights	316,289	321,112
Plant and machinery	5,114,148	3,282,641
Automobiles	193,930	44,987
Office and computer equipment	447,619	438,843
	7,456,595	5,493,306

Less: Accumulated depreciation and amortization	(2,782,929)	(2,329,241)
Property and equipment, net	4,673,666	3,164,065